Basis for preparation of the financial statements	12 Months Ended
Dec. 31, 2017
Basis for preparation of the financial statements
Basis for preparation of the financial statements

2.        Basis for preparation of the financial statements

a)Statement of compliance

The consolidated financial statements of the Company (“financial statements”) have been prepared and are being presented in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

b)Basis of presentation

The financial statements have been prepared under the historical cost convention as adjusted to reflect: (i) the fair value of financial instruments measured at fair value through income statement or available-for-sale financial instruments measured at fair value through the statement of comprehensive income; and (ii) impairment of assets.

The issue of these financial statements was authorized by the Board of Directors on February 27, 2018.

c)Consolidation and investments in associates and joint ventures

The financial statements reflect the assets, liabilities and transactions of the Parent Company and its direct and indirect controlled entities (“subsidiaries”). These subsidiaries are consolidated when the Company is exposed or has rights to variable returns from its involvement with the investee and has the ability to direct the significant activities of the investee. The Company also consolidates subsidiaries that Vale does not own the majority of the voting capital, but has control through other means, such as a stockholder’s agreement. Intercompany balances and transactions, which include unrealized profits, are eliminated.

The entities over which the Company has joint control (“joint ventures”) or significant influence, but not control (“associates”) are presented in note 15. Those investments are accounted for using the equity method. For interests in joint arrangements not classified as joint ventures (“joint operations”), the Company recognizes its share of assets, liabilities and net income.

Unrealized gains on downstream or upstream transactions between the Company and its associates and joint ventures are eliminated fully or proportionately to the Company’s interest.

The material consolidated entities in each business segment are as follows:

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100.0%	100.0%	0.0%
Mineração Corumbaense Reunida S.A.	Brazil	Iron ore and manganese	100.0%	100.0%	0.0%
Minerações Brasileiras Reunidas S.A. (“MBR”)	Brazil	Iron ore	62.5%	98.3%	37.5%
Salobo Metais S.A.	Brazil	Copper	100.0%	100.0%	0.0%
PT Vale Indonesia	Indonesia	Nickel	59.2%	59.2%	40.8%
Vale International Holdings GmbH	Austria	Holding and research	100.0%	100.0%	0.0%
Vale Canada Limited	Canada	Nickel	100.0%	100.0%	0.0%
Vale International S.A.	Switzerland	Trading and holding	100.0%	100.0%	0.0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100.0%	100.0%	0.0%
Vale Manganês S.A.	Brazil	Manganese and ferroalloys	100.0%	100.0%	0.0%
Vale Moçambique S.A.	Mozambique	Coal	81.0%	81.0%	19.0%
Vale Nouvelle Caledonie S.A.S.	New Caledonia	Nickel	95.0%	95.0%	5.0%
Vale Oman Distribution Center LLC	Oman	Iron ore and pelletizing	100.0%	100.0%	0.0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing	70.0%	70.0%	30.0%

Investments held by investors in Vale’s subsidiaries are classified as noncontrolling interests. The Company treats transactions with noncontrolling interests as transactions with equity owners of the Company as described in note 16.

For purchases from noncontrolling interests, the difference between any consideration paid and the proportion acquired of the carrying value of net assets of the subsidiary is recorded in stockholders’ equity. Gains or losses on disposals to noncontrolling interest are also directly recorded in stockholders’ equity in “Results from operation with noncontrolling interest”.

As explained in note 14, the Fertilizer Segment is presented as discontinued operations, which includes the following subsidiaries:

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Direct and indirect subsidiaries
Compañia Minera Miski Mayo S.A.C.	Peru	Fertilizers	40.0%	51.0%	60.0%
Vale Fertilizantes S.A.	Brazil	Fertilizers	100.0%	100.0%	0.0%
Vale Cubatão Fertilizantes Ltda.	Brazil	Fertilizers	100.0%	100.0%	0.0%

d)Functional currency and presentation currency

The financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which the entity operates (“functional currency”), which in the case of the Parent Company is the Brazilian real (“R$”). For presentation purposes, these financial statements are presented in United States dollar (“US$”) as the Company believes that this is how international investors analyze the financial statements.

Transactions in foreign currencies are translated into the functional currency using the exchange rate prevailing at the transaction date. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the income statement as “financial income or expense”. The exceptions are transactions for which gains and losses are recognized in the statement of comprehensive income.

The income statement and statement of financial position of the subsidiaries for which the functional currency is different from the presentation currency are translated into the presentation currency as follows: (i) assets, liabilities and stockholders’ equity, except for the  components described in item (iii) are translated at the closing rate at the statement of financial position date; (ii) income and expenses are translated at the average exchange rates, except for specific significant transactions that, are translated at the rate at the transaction date and; (iii) capital, capital reserves and treasury stock are translated at the rate at each transaction date. All resulting exchange differences are recognized directly in the comprehensive income as “translation adjustments”. When a foreign operation is partially disposed of or sold, foreign exchanges differences that were recognized in equity are recognized in the income of statement.

The exchange rates used by the Company to translate its foreign operations are as follows:

	Closing rate			Average rate for the year ended
	2017	2016	2015	2017	2016	2015
US Dollar (“US$”)	3.3080	3.2591	3.9048	3.1925	3.4833	3.3387
Canadian dollar (“CAD”)	2.6344	2.4258	2.8171	2.4618	2.6280	2.6020
Australian dollar (“AUD”)	2.5849	2.3560	2.8532	2.4474	2.5876	2.4979
Euro (“EUR” or “€”)	3.9693	3.4384	4.2504	3.6088	3.8543	3.6999

e)Significant accounting policies

Significant and relevant accounting policies for the understanding of the recognition and measurement basis used on the preparation of these financial statements were included in the respective notes. The accounting policies applied in the preparation of these financial statements are consistent with those adopted and disclosed in the financial statements of prior years.

The Company has not early adopted any standards and interpretations that have been issued or amended but are not yet effective for the year ended December 31, 2017.

The following new accounting standards were issued by IASB, but are not yet effective for 2017. The Company has performed an assessment on the Company’s financial statements and the current expected impacts are detailed below:

• IFRS 9 Financial instrument — In July 2014, the IASB issued the final version of IFRS 9 that replaces IAS 39 Financial Instruments: Recognition and Measurement. This standard addresses the classification and measurement of financial assets and liabilities, new impairment model and new rules for hedge accounting. This standard shall apply for annual periods beginning on or after January 1, 2018. The Company has reviewed its financial assets and liabilities and is expecting the following impact from the adoption of the new standard on 1 January 2018:

• Classification and measurement — IFRS 9 establishes a new approach to determine whether a financial asset should be measured at amortized cost or fair value, based on the cash flow characteristics and the business model in which an asset is held. The Company does not currently expect the impact of these changes to be significant.

• Impairment — IFRS 9 requires “expected credit loss” impairment model for accounts receivables measured at amortized cost, on either a 12-month or the lifetime basis, rather than only incurred credit losses as is the case under IAS 39. Given that Vale’s account receivables are short-term in nature and considering its credit rating and risk management policies in place, the Company does not expect these changes will have a significant impact on its financial statements.

• Hedge accounting — the changes in IFRS 9 relating to hedge accounting will have no impact as the Company does not currently apply cash flow or fair value hedge accounting. The Company currently applies the net investment hedge, which there is no changes introduced by this new standard.

• IFRS 15 Revenue from Contracts with Customers — In May 2014, the IASB issued IFRS 15, which replaces IAS 18 Revenues and the related interpretations. IFRS 15 introduces the five-step model for revenue recognition from contracts with customers. The new standard is based on the core principle that revenue is recognized when the control of a good or service transfers to a customer of an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This standard shall apply for annual periods beginning on or after January 1, 2018.

The Company will adopt this new standard on the required effective date using the modified retrospective method. Accordingly, the Company will not be required to restate the comparative figures.

During 2017, the Company performed a detailed assessment of IFRS 15, based on the contractual arrangements across the Company’s main revenue streams. The result of this assessment and the impacts identified in relation to the IFRS 15 first adoption are summarized as follows:

Vale’s revenue is predominantly derived from commodities sales, where the point of recognition is dependent on the sales arrangement, which is governed by parameters established by the International Commercial Terms (Incoterms). There will be no significant impact on the timing of commodities revenue recognition under IFRS 15, since usually the transfer of risks and rewards and the transfer of control under the sales contracts are at the same point in time.

However, a significant proportion of Vale’s sales are under CFR (Cost and Freight) or CIF (Cost, Insurance and Freight) Incoterms, in which the Company is responsible for providing shipping services after the date that Vale transfers control of the goods to the customers. Currently, the revenue from shipping services are recognized upon loading, as well as the related costs, and are not considered a separate service under IAS 18.

Under IFRS 15, the provision of shipping services for CFR and CIF contracts will be a distinct service and, therefore, a separate performance obligation to which a proportion of the transaction price should be allocated and recognized over time as the shipping services are provided. The impact on the timing of revenue recognition of the proportion allocated to the shipping service is deemed not significant to the Company’s year-end results. Therefore, such revenue will not be presented separately in the Company’s financial statements.

The accounting treatment for contracts with provisional pricing features that are currently considered as an embedded derivative in accordance with IAS 39 - Financial Instruments, shall remain unmodified in accordance with IFRS 15 and IFRS 9 - Financial Instruments. In addition, IFRS 15 introduces a new disclosure requirement for the provisional prices impact on the financial statements. When applicable, systems and processes will be amended to allow the disclosure of this information in the Company’s financial statements.

IFRS 15 also requires the Company to treat deferred revenue related to the gold stream transaction as variable and, therefore must be adjusted each time there is a change in the underlying production profile. The Company does not expect to record a significant adjustment upon transition to this new standard.

• IFRS 16 Lease — In January 2016, the IASB issued IFRS 16, which replaces IAS 17 Leases and related interpretations. The IFRS 16 set forth that the lessee must recognize all leases on the statement of financial position, as the distinction between operating and finance leases is removed. The standard provides certain exemptions from recognizing leases on the statement of financial position, including where the underlying asset is of low value or the lease term is 12 months or less. Under the new standard, the Company will be required to recognize right of use lease assets and lease liabilities on the statement of financial position. Liabilities are measured based on the present value of future lease payments over the lease term. The right of use lease asset generally reflects the lease liability. This standard shall apply for annual periods beginning on or after January 1, 2019.

The Company has commenced the qualitative analysis of its main contracts and will continue to assess the quantitative potential effect of IFRS 16 during 2018, which depends on the decision regarding the transition method and the use of practical expedients and/or exemptions. It is therefore not yet possible to estimate the amount of right-of-use assets and lease liabilities that will have to be recognised on adoption of the new standard and how this may affect the Company’s income statement.

The information on the main operating leases is presented in note 31.

f)   Critical accounting estimates and judgments

The preparation of financial statements requires the use of certain critical accounting estimates and the application of judgment by management in applying the Company’s accounting policies. These estimates are based on the experience, best knowledge, information available at the statement of financial position date and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Changes in facts and circumstances may lead to the revision of these estimates. Actual future results may differ from the estimates.

The significant estimates and judgments applied by Company in the preparation of these financial statements are as follows:

Note	Significant estimates and judgments
7	Deferred revenue - Gold stream transaction
8	Deferred income taxes
15	Consolidation
18	Mineral reserves and mine useful life
19	Impairment of non-current assets
21	Liabilities related to associates and joint ventures
23	Fair values estimate
26	Asset retirement obligation
27	Litigation
28	Employee postretirement obligations